Investment Objectives and Goals	Apr. 30, 2026
Teucrium Agricultural Strategy No K-1 ETF
Prospectus [Line Items]
Risk/Return [Heading]	Teucrium Agricultural Strategy No K-1 ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Teucrium Agricultural Strategy No K-1 ETF (the “Agriculture Strategy No K-1 ETF” or the “Fund”) seeks capital appreciation.
Teucrium No K-1 Corn ETF
Prospectus [Line Items]
Risk/Return [Heading]	Teucrium No K-1 Corn ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Teucrium No K-1 Corn ETF (the “No K-1 Corn ETF” or the “Fund”) seeks investment results, before fees and expenses, that correspond to the price performance of corn.
Teucrium 2xDaily Corn ETF
Prospectus [Line Items]
Risk/Return [Heading]	Teucrium 2x Daily Corn ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The 2x Daily Corn ETF seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily price performance of corn. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Teucrium No K-1 Wheat ETF
Prospectus [Line Items]
Risk/Return [Heading]	Teucrium No K-1 Wheat ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Teucrium No K-1 Wheat ETF (the “No K-1 Wheat ETF” or the “Fund”) seeks investment results, before fees and expenses, that correspond to the price performance of wheat.
Teucrium 2x Daily Wheat ETF
Prospectus [Line Items]
Risk/Return [Heading]	Teucrium 2x Daily Wheat ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The 2x Daily Wheat ETF seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily price performance of wheat. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Teucrium No K-1 Sugar ETF
Prospectus [Line Items]
Risk/Return [Heading]	Teucrium No K-1 Sugar ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Teucrium No K-1 Sugar ETF (the “No K-1 Sugar ETF” or the “Fund”) seeks investment results, before fees and expenses, that correspond to the price performance of sugar.
Teucrium 2x Daily Sugar ETF
Prospectus [Line Items]
Risk/Return [Heading]	Teucrium 2x Daily Sugar ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The 2x Daily Sugar ETF seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily price performance of sugar. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Teucrium No K-1 Soybean ETF
Prospectus [Line Items]
Risk/Return [Heading]	Teucrium No K-1 Soybean ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Teucrium No K-1 Soybean ETF (the “No K-1 Soybean ETF” or the “Fund”) seeks investment results, before fees and expenses, that correspond to the price performance of soybeans.
Teucrium 2x Daily Soybean ETF
Prospectus [Line Items]
Risk/Return [Heading]	Teucrium 2x Daily Soybean ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The 2x Daily Soybean ETF seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily price performance of soybeans. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.
Yields for You Strategy A ETF
Prospectus [Line Items]
Risk/Return [Heading]	Yields for You Income Strategy A ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Yields for You Income Strategy A ETF (the “Strategy A ETF” or the “Fund”) seeks total return (i.e. income and capital appreciation) consistent with the preservation of capital.
Yields for You Strategy B ETF
Prospectus [Line Items]
Risk/Return [Heading]	Yields for You Strategy B ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Yields for You Strategy B ETF (the “Strategy B ETF” or the “Fund”) seeks current income while maintaining prospects for capital appreciation.
Relative Strength Managed Volatility Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	Relative Strength Managed Volatility Strategy ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Relative Strength Managed Volatility Strategy ETF (the “RSMV Strategy ETF” or the “Fund”) seeks capital appreciation.
Iceland ETF
Prospectus [Line Items]
Risk/Return [Heading]	GlacierShares Nasdaq Iceland ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The GlacierShares Nasdaq Iceland ETF (the “Fund”) seeks to track the total return performance, before fees and expenses, of an index composed of equity securities of Icelandic companies and companies related to the Icelandic economy.

Teucrium 2x Long Daily XRP ETF
Prospectus [Line Items]
Risk/Return [Heading]	Teucrium 2x Long Daily XRP ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily price performance of XRP. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

GlacierShares Arctic Circle ETF
Prospectus [Line Items]
Risk/Return [Heading]	GlacierShares Arctic Circle ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The GlacierShares Arctic Circle ETF (the “Fund”) seeks to track the total return performance, before fees and expenses, of an index composed of equity securities of companies whose headquarters are located near or in the Arctic Circle.
AlphaDroid Broad Markets Momentum ETF
Prospectus [Line Items]
Risk/Return [Heading]	AlphaDroid® Broad Markets Momentum ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The AlphaDroid® Broad Markets Momentum ETF (the “Broad Markets ETF” or the “Fund”) seeks to track the total return performance, before fees and expenses, of the AlphaDroid® EZ-MO Broad Markets Momentum Index (“Broad Markets Index” or the “Index”).
AlphaDroid Defensive Sector Rotation ETF
Prospectus [Line Items]
Risk/Return [Heading]	AlphaDroid® Defensive Sector Rotation ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The AlphaDroid® Defensive Sector Rotation ETF (the “Defensive Sector ETF” or the “Fund”) seeks to track the total return performance, before fees and expenses, of the AlphaDroid® EZ-RO Defensive Sector Rotation Index (“Defensive Sector Index” or the “Index”).